Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
A summary of property, plant and equipment as of December 31, 2021 and 2020 is as follows:

	2021	2020
	(in millions)
Land and industrial buildings	$3,305	$3,428
Plant, machinery and equipment	8,994	9,268
Assets sold with buy-back commitment	2,235	2,640
Construction in progress	196	149
Other	778	810
Gross property, plant and equipment	15,508	16,295
Accumulated depreciation	(10,812)	(11,372)
Net property, plant and equipment	$4,696	$4,923
Property, plant and equipment recorded under capital leases were immaterial as of December 31, 2021 and 2020.
Depreciation expense on the above property, plant and equipment totaled $751 million, $801 million, and $853 million for the years ended December 31, 2021, 2020, and 2019, respectively. Excluding depreciation for assets sold with buy-back commitments, depreciation expenses totaled $491 million, $524 million, and $548 million for the years ended December 31, 2021, 2020, and 2019, respectively.
During 2020, as a result of the significant decline in industry demand and other market conditions due to the economic disruption caused by the COVID-19 pandemic, the Company reviewed its manufacturing footprint and has reassessed the recoverability of certain assets. As a result, the Company recorded property and equipment impairments of $163 million. Agriculture, Construction and Commercial and Specialty Vehicles recognized $111 million, $45 million and $7 million of impairment charges, respectively. In the same period, Commercial and Specialty Vehicles recognized charges, including impairments of assets sold with buy-back commitments, of $282 million in connection with new actions identified in order to realize the asset portfolio of vehicles sold under buy-back commitments. These actions were taken as a result of the significant deterioration of the used vehicle markets in which the segment operates and the consequent impact on truck residual values. Commercial and Specialty Vehicles recognized an impairment loss on new and used vehicles of $33 million, $144 million and $86 million on assets sold with a buy-back commitment for the years ended December 31, 2021, 2020, and 2019, respectively. The losses are recognized in “Cost of goods sold” on the Consolidated Statements of Operations.
The Company had contractual commitments of $156 million and $126 million for the acquisition of property, plant and equipment at December 31, 2021 and 2020, respectively.